Investments - Schedule of Cost or Amortized Cost and Fair Value of Fixed Maturity Securities By Contractual Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cost or Amortized Cost
Total	$ 802.9	$ 871.5
Fair Value
Total	993.3	$ 1,028.7
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	7.3
Due after one year through five years	73.9
Due after five years through ten years	93.4
Due after ten years	556.5
Total Cost or Amortized Cost, contractual maturity	731.1
Fair Value
Due in one year or less	7.4
Due after one year through five years	79.5
Due after five years through ten years	106.6
Due after ten years	725.8
Total Fair Value, contractual maturity	919.3
Asset-backed
Cost or Amortized Cost
Cost or Amortized Cost	28.7
Fair Value
Fair Value	29.0
Commercial mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	3.5
Fair Value
Fair Value	3.3
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	39.6
Fair Value
Fair Value	$ 41.7